Long-term loans	12 Months Ended
Dec. 31, 2012
Long-term loans [Abstract]
Long-term loans
Note 12 - Long-term loans

In August 2010, the Company received a long-term loan from Bank Leumi L'Israel in the amount of $1,300. The long-term loan is subject to certain financial covenants. See also Note 15(D).

The loan bears interest of Libor + 2.875% per annum. It is to be repaid in quarterly payments (principal and interest) over three years.

In December 2011, the Company received a further long-term loan from Bank Leumi L'Israel in the amount of $1,200. The long-term loan is subject to identical covenants to the loan described above.

The loan bears interest of Libor + 3.8% per annum. It is to be repaid in quarterly payments over two years.

In August 2011, the Company received a long-term loan from Bank Mizrahi in the amount of $2,000. The long-term loan is subject to certain financial covenants. See also Note 15(E).

The loan bears interest of Libor + 4.0% per annum. It is to be repaid in quarterly payments (principal and interest) over three years.

Principal repayments of the Company's long-term loans subsequent to December 31, 2012 are as follows:

U.S. Dollars
2013	1,592
2014	500

2,092